As filed with the Securities and Exchange Commission on March 7, 2016

Securities Act File No. 33-4959

Investment Company Act File No. 811-1355

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 89	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 91	☒

(Check appropriate box or boxes)

THE ALGER FUNDS

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South,

New York, NY 10010

(Name and Address of Agent for Service)

copy to:

Gary L. Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box):

☒       immediately upon filing pursuant to paragraph (b)

☐        on pursuant to paragraph (b)

☐        60 days after filing pursuant to paragraph (a)(1)

☐        on (date) pursuant to paragraph (a)(1)

☐        75 days after filing pursuant to paragraph (a)(2)

☐        on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of  New York and State of New York on the 7th of March, 2016.

THE ALGER FUNDS

By: /s/ Hal Liebes
Hal Liebes,
President

ATTEST: /s/	Lisa A. Moss
Lisa A. Moss, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Hal Liebes	President	March 7, 2016
Hal Liebes	(Principal Executive Officer)

/s/ Michael D. Martins	Treasurer	March 7, 2016
Michael D. Martins	(Chief Financial Officer)

*	Trustee	March 7, 2016
Charles F. Baird, Jr.

*	Trustee	March 7, 2016
Roger P. Cheever

*	Trustee	March 7, 2016
Hilary M. Alger

*	Trustee	March 7, 2016
Nathan E. Saint-Amand

*	Trustee	March 7, 2016
Stephen E. O’Neil

*	Trustee	March 7, 2016
David Rosenberg

*By: /s/ Hal Liebes
Hal Liebes
Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase